Share based compensation - summary of share-based compensation expenses recognized (Details) ¥ in Thousands	9 Months Ended
Sep. 30, 2023 CNY (¥)
Share based compensation
Total	¥ 161,502
Hotel operating costs
Share based compensation
Total	1,235
Selling and marketing expenses
Share based compensation
Total	370
General and administrative expenses
Share based compensation
Total	¥ 159,897